Taxes Payable - Schedule of Taxes Payable (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Taxes Payable [Abstract]
Value-added tax	¥ 1,940,711		¥ 778,011
Surtaxes	145,505		2,178
Withholding individual income tax	60,603		51,320
Total	¥ 2,146,819	$ 294,113	¥ 831,509